Related party transactions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Related party transactions
Investments accounted for using equity method	€ 180	€ 124
Divestment of associates	0	192	€ 0
Proceeds from disposal of shares in associated companies	0	259	8
Utilized	3,413	3,887
Trade and other receivables	20	73	18
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Utilized	€ 34	35
Borrowings, interest rate (as percent)	6.00%
Notice period (in days)	90 days
Key management personnel of entity or parent
Related party transactions
Trade and other receivables	€ 0	€ 0	0
Alcatel Submarine Networks [Member]
Related party transactions
Proportion of ownership interest in associate (as percent)		20.00%
TD Tech Holding Limited
Related party transactions
Proportion of ownership interest in associate (as percent)	51.00%
Divestment of associates		€ 191
Proceeds from disposal of shares in associated companies		€ 248
HMD Global Oy
Related party transactions
Strategic agreement period (in years)				10 years
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets			€ 28